Income Tax Matters (Tables)	3 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Tax Provision	Tax Provision. The provision for incomes taxes, for each period presented, consisted of the following:

	Quarter Ended
	March 31,
	2012	2011
Domestic	$15.6	$5.7
Foreign	0.7	0.5
Total	$16.3	$6.2